Cover	Oct. 26, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 26, 2026
Entity File Number	001-42139
Entity Registrant Name	Actuate Therapeutics, Inc.
Entity Central Index Key	0001652935
Entity Tax Identification Number	47-3044785
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1751 River Run
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76107
City Area Code	(817)
Local Phone Number	887-8455
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.000001 per share
Trading Symbol	ACTU
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false